As filed with the Securities and Exchange Commission on May 12, 2020

File No. 002-35566

811-01976

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 79 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57 ☒

Sequoia Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

9 West 57th Street, Suite 5000

New York, NY 10019

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 686-6884

(Name and Address of Agent for Service) John B. Harris Ruane, Cunniff & Goldfarb L.P. 9 West 57th Street Suite 5000 New York, New York 10019	Copy to: Paul M. Miller Seward & Kissel LLP 901 K Street, NW Washington, D.C. 20001

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ___________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 12th day of May, 2020.

SEQUOIA FUND, INC.

By:	/s/John B. Harris
John B. Harris President, Chief Executive Officer and Director

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

(1) Principal Executive Officer:	President, CEO and Director	May 12, 2020

By: /s/ John B. Harris
John B. Harris

(2) Principal Financial and Accounting Officer:	Treasurer	May 12, 2020

By: /s/ Patrick Dennis
Patrick Dennis

(3) All of the Directors:

By: /s/ John B. Harris		May 12, 2020
John B. Harris

Peter Atkins *	Director	May 12, 2020
Melissa Crandall*	Director	May 12, 2020
Edward Lazarus*	Director	May 12, 2020
Roger Lowenstein*	Director	May 12, 2020
Tim Medley*	Director	May 12, 2020
Gregory Steinmetz*	Director	May 12, 2020

* By: /s/ John B. Harris		May 12, 2020
John B. Harris
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase